Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000027601
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	11.65%	2.81%	3.48%
C000068506
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000027603
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	14.93%	2.85%	3.09%
C000068509
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000135461
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000027601
Average Annual Return [Line Items]
Average Annual Return, Percent	16.67%	3.70%	3.94%
Without Sales Load [Member] | C000068506
Average Annual Return [Line Items]
Average Annual Return, Percent	16.94%	3.96%	4.18%
Without Sales Load [Member] | C000027603
Average Annual Return [Line Items]
Average Annual Return, Percent	15.93%	2.85%	3.09%
Without Sales Load [Member] | C000068509
Average Annual Return [Line Items]
Average Annual Return, Percent	17.08%	3.96%	4.21%
Without Sales Load [Member] | C000135461
Average Annual Return [Line Items]
Average Annual Return, Percent	17.16%	4.03%	4.26%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	9.54%	(1.64%)	0.23%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	9.54%	(1.64%)	0.23%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	9.54%	(1.64%)	0.23%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	9.54%	(1.64%)	0.23%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	9.54%	(1.64%)	0.23%